Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Prime Series (the “Fund”), a series of Cash Reserve Fund, Inc. (the “Corporation”) (Reg. Nos. 002-72658, 811-03196)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 53 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 29, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan
Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.